Annual License Maintenance Fee Commitments (Detail) - License Maintenance Obligation [Member]	Sep. 30, 2015 USD ($)
Contractual Obligation Fiscal Year Maturity [Line Items]
2016	$ 50,000
2017	50,000
2018	50,000
2019	50,000
Contractual obligation, total	$ 200,000